Issued Capital - Summary of Lists of Warrants Outstanding (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 22, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	79,056,617	47,786,607	20,985,450	6,364,550	7,686,550
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	26-Aug-20
Expiry date	Aug. 26, 2023
Exercise price | $ / shares	$ 0.06
Number of options | shares	142,000,000
Fair value at date of issue | $ / shares	$ 0.01